RELATED PARTIES - Compensation of key management personnel (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) item	Jun. 30, 2025 USD ($) item
RELATED PARTIES
Short-term employee benefits	$ 867	$ 698
Share-based payments	288	369
Key management personnel compensation	$ 1,155	$ 1,067
Number of key officers | item	8	7